Note 11 - Subsequent Events (Details) (Subsequent Event [Member], USD $)	1 Months Ended
	Jan. 31, 2014	Feb. 20, 2014	Jan. 13, 2014
Subsequent Event [Member]
Note 11 - Subsequent Events (Details) [Line Items]
Licensing Agreement Period			4 years
Maximum Potential Transaction Value			$ 86,200,000
Proceeds from License Fees Received	14,500,000
Near Term Contract Payments	16,500,000
Potential Shelf Registration Offering Amount		$ 150,000,000
Period Of Shelf Registration		25 years